EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General partner
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	139	139	139
Exchange LP Units exchanged (in shares)	0	0	0
Distribution reinvestment program (in shares)	0	0	0
Issued under unit-based compensation plan (in shares)	0	0	0
Repurchases of LP Units (in shares)	0	0	0
End of year (in shares)	139	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	260,222	261,486	254,080
Exchange LP Units exchanged (in shares)	285	1,016	8,736
Distribution reinvestment program (in shares)	181	205	201
Issued under unit-based compensation plan (in shares)	215	278	80
Repurchases of LP Units (in shares)	(5,914)	(2,763)	(1,611)
End of year (in shares)	254,989	260,222	261,486